Consolidated Statement of Operations	10 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Operating expenses:
General and administrative expense	$ 88,276
Total operating expenses	88,276
Operating loss	(88,276)
Non-operating income (expense):
Interest income
Interest expense
Other income (expense)
Net loss	$ (88,276)
Weighted average number of shares outstanding - basic | shares	1
Weighted average number of shares outstanding diluted | shares	1
Net loss per share - basic | $ / shares	$ (88,276)
Net loss per share - diluted | $ / shares	$ (88,276)